Investments in joint ventures and associates (Tables)	12 Months Ended
Dec. 31, 2021
Investments accounted for using equity method [abstract]
Summary of Investments In Associates Subsidaries And Joint Venture

	Joint ventures		Associates

	2021	2020	2021	2020

At January 1	1,376	1,983	1,264	363

Additions	61	254	12	59

Disposals	-	(105)	-	(5)

Share in net result	265	184	112	111

Share in changes in equity (note 30.6)	25	12	(6)	7

Impairment reversals / (charges)	-	(4)	3	(20)

Dividends	(88)	(94)	(39)	(44)

Net exchange difference	45	(7)	2	(28)

Transfer to / (from) other headings	58	(836)	(58)	818

Other	-	(11)	-	1

At December 31	1,743	1,376	1,289	1,264

Summary of Financial Information of Joint Ventures
The summarized financial information presented in the following table presents the joint ventures on a 100% basis. Aegon considers its investments in Santander Vida Seguros y Reaseguros S.A. (‘Santander Spain Life’) and Aegon Industrial Fund Management Co.Ltd. (‘AIFMC’) as material joint ventures and are therefore presented separately.

	Santander Spain Life		AIFMC		Other Joint ventures

	2021	2020	2021	2020	2021	2020

Summarized statement of financial position

Cash and cash equivalents	20	14	351	227	157	198

Other current assets	130	35	810	423	697	588

Total current assets	150	50	1,161	650	854	785

Non-current assets	1,134	700	204	127	5,574	6,442

Total assets	1,284	750	1,364	777	6,428	7,227

Current financial liabilities excluding trade payables and other provisions	-	-	-	-	7	-

Other current liabilities	126	79	613	360	501	445

Total current liabilities	126	79	613	360	509	445

Non-current financial liabilities excluding trade payables and other provisions	-	-	-	-	183	50

Other non-current liabilities	510	272	-	-	3,921	4,996

Total non-current financial liabilities	510	272	-	-	4,104	5,046

Total liabilities	636	351	613	360	4,613	5,490

Net assets	648	399	752	417	1,816	1,737

Summarized statement of comprehensive income

Revenue	247	357	858	584	1,866	2,058

Results from financial transactions	-	(4)	-	-	51	20

Depreciation and amortization	(25)	(18)	(3)	(4)	(21)	(8)

Interest income	2	3	8	5	25	8

Interest expense	-	-	-	-	(13)	-

Profit or loss	61	57	386	252	247	157

Income tax (expense) or result	(12)	(14)	(109)	(71)	(40)	36

Post-tax profit or (loss)	48	43	277	181	208	194

Other comprehensive income	(2)	2	-	-	53	10

Total comprehensive income	47	45	277	181	260	203

Dividends received	-	19	-	33	18	43

Summary of Overview of Summarized Financial Information to Carrying Amount of Joint Ventures
An overview of the summarized financial information of the carrying amount of the joint ventures is as follows:

	Santander Spain Life		AIFMC		Other Joint ventures

	2021	2020	2021	2020	2021	2020

Net assets of joint venture as presented above	648	399	752	417	1,816	1,737

Net assets of joint venture excluding goodwill	568	66	751	416	1,681	1,343

Group share of net assets of joint venture, excluding goodwill	290	34	368	204	857	562

Goodwill on acquisition	80	333	1	1	148	244

Carrying amount	369	366	369	205	1,005	806

Summary of Reconciliation of Summarized Financial Information to Carrying Amount of Joint Ventures
The following table includes the summarized financial information of the joint ventures based on the Group’s relative holding.

	Santander Spain Life		AIFMC		Other Joint ventures

	2021	2020	2021	2020	2021	2020

Post-tax profit or loss	25	22	136	89	104	81

Other comprehensive income	(1)	1	-	-	26	(10)

Total comprehensive income	24	23	136	89	131	71

Schedule Of Financial Information Of Associates
The summarized financial information presented in the following table presents the material associates on a 100% basis. Aegon considers its investment in Amvest Residential Core Fund as a material associate and is therefore presented below.

	Amvest Residential Core Fund		Other Associates

	2021	2020	2021	2020

Summarized statement of financial position

Current assets	49	34	132	167

Non-current assets	4,380	3,876	426	787

Total assets	4,429	3,910	558	955

Current liabilities	50	55	61	155

Non-current liabilities	921	671	82	255

Total liabilities	971	726	144	410

Net assets	3,458	3,184	414	545

Summarized statement of comprehensive income

Revenue	109	104	595	965

Interest expense	-	-	-	(35)

Profit or loss	433	281	(76)	39

Income tax (expense) or result	-	-	-	(30)

Post-tax profit or (loss)	433	281	(76)	8

Other comprehensive income	-	-	(13)	109

Total comprehensive income	433	281	(89)	117

Dividends received	27	32	35	45

The summarized financial information of associates presented below is based on the Group’s relative holding.

	Amvest Residential Core Fund		Other Associates

	2021	2020	2021	2020

Post-tax profit or loss	126	80	(14)	23

Other comprehensive income	-	-	(6)	7

Total comprehensive income	126	80	(20)	31

Carrying amount	1,020	919	269	345